CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Preferred shares [Member]	Additional Paid-In Capital [Member]	Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ (16)	$ 15	$ 18	$ 22,031		$ (22,080)
Balance, shares at Dec. 31, 2010		5,941,269	6,677,955
Issuance of Preferred E shares, net	20,855		3	20,852
Issuance of Preferred E shares, net, shares			1,025,227
Exercise of options	170	2		168
Exercise of options, shares		776,877
Tax benefit related to exercise of share options	84			84
Share-based compensation expenses related to options granted to employees and non-employees consultants	675			675
Share-based compensation expenses related to shares purchased by related party	4,058			4,058
Other comprehensive loss
Net loss	(22,740)					(22,740)
Balance at Dec. 31, 2011	3,086	17	21	47,868		(44,820)
Balance, shares at Dec. 31, 2011		6,718,146	7,703,182
Exercise of options	61	1		60
Exercise of options, shares		208,257
Tax benefit related to exercise of share options	234			234
Share-based compensation expenses related to options granted to employees and non-employees consultants	1,020			1,020
Other comprehensive loss
Net loss	(14,972)					(14,972)
Balance at Dec. 31, 2012	(10,571)	18	21	49,182		(59,792)
Balance, shares at Dec. 31, 2012		6,926,403	7,703,182
Conversion of Preferred Shares		21	(21)
Conversion of Preferred Shares, shares		23,109,546	(7,703,182)
Issuance of Ordinary Shares in IPO, net	93,564	18		93,546
Issuance of Ordinary Shares in IPO, net, shares		6,325,786
Exercise of options	519	3		516
Exercise of options, shares		1,131,482
Tax benefit related to exercise of share options	440			440
Share-based compensation expenses related to options granted to employees and non-employees consultants	7,054			7,054
Compensation expenses related to warrants granted in connection with credit line	273			273
Other comprehensive loss	(263)				(263)
Net loss	(28,720)					(28,270)
Balance at Dec. 31, 2013	$ 62,296	$ 60		$ 151,011	$ (263)	$ (88,512)
Balance, shares at Dec. 31, 2013		37,493,217